Financial Instruments and Risk Management (Details) - Schedule of foreign currency exchange risk on net working capital	6 Months Ended
Apr. 30, 2023 USD ($)
Schedule of Foreign Currency Exchange Risk on Net Working Capital [Abstract]
Cash	$ 250,024
Amounts receivable	49,235
Accounts payable and accrued liabilities	(676,001)
Due to related parties	(18,764)
Total foreign currency financial assets and liabilities	(395,506)
Impact of a 10% strengthening or weakening of foreign exchange rate	$ 39,551